LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Age Analysis of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	$ 84,477,513	$ 88,638,452
Amortized Cost > 90 Days and Accruing	8,700	8,796
LHFS	1,500,000	1,300,000
Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	7,537,356	6,707,566
30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	6,458,047	5,704,364
90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	1,079,309	1,003,202
Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	76,940,157	81,930,886
Commercial
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	34,181,201	34,657,010
LHFS	373,300	196,200
Commercial | CRE
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	8,368,251	8,624,800
Amortized Cost > 90 Days and Accruing	0	0
LHFS	232,400
Commercial | CRE | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	160,437	121,302
Commercial | CRE | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	53,752	14,113
Commercial | CRE | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	106,685	107,189
Commercial | CRE | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	8,207,814	8,503,498
Commercial | C&I
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	7,961,821	8,582,585
Amortized Cost > 90 Days and Accruing	0	0
LHFS	140,800	196,200
Commercial | C&I | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	76,687	84,973
Commercial | C&I | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	63,648	54,966
Commercial | C&I | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	13,039	30,007
Commercial | C&I | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	7,885,134	8,497,612
Commercial | Multifamily
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	9,601,558	9,840,692
Amortized Cost > 90 Days and Accruing	0	0
Commercial | Multifamily | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	233,050	195,838
Commercial | Multifamily | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	73,986	55,813
Commercial | Multifamily | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	159,064	140,025
Commercial | Multifamily | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	9,368,508	9,644,854
Commercial | Other commercial
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	8,249,571	7,608,933
Amortized Cost > 90 Days and Accruing	1	0
Commercial | Other commercial | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	69,480	56,634
Commercial | Other commercial | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	66,114	53,345
Commercial | Other commercial | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	3,366	3,289
Commercial | Other commercial | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	8,180,091	7,552,299
Consumer | Residential mortgages
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	5,252,044	5,553,459
Amortized Cost > 90 Days and Accruing	0	0
LHFS	1,200,000	1,100,000
Consumer | Residential mortgages | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	136,778	119,763
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	77,611	71,252
Consumer | Residential mortgages | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	59,167	48,511
Consumer | Residential mortgages | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	5,115,266	5,433,696
Consumer | Home equity loans and lines of credit
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	1,797,387	2,091,365
Amortized Cost > 90 Days and Accruing	0	0
Consumer | Home equity loans and lines of credit | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	74,278	95,000
Consumer | Home equity loans and lines of credit | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	27,930	34,698
Consumer | Home equity loans and lines of credit | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	46,348	60,302
Consumer | Home equity loans and lines of credit | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	1,723,109	1,996,365
Consumer | RICs and auto loans
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	42,736,050	44,585,718
Amortized Cost > 90 Days and Accruing	0	0
Consumer | RICs and auto loans | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	6,745,533	5,968,863
Consumer | RICs and auto loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	6,072,147	5,377,426
Consumer | RICs and auto loans | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	673,386	591,437
Consumer | RICs and auto loans | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	35,990,517	38,616,855
Consumer | Personal unsecured loans
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	492,525	1,715,727
Amortized Cost > 90 Days and Accruing	8,699	8,796
Consumer | Personal unsecured loans | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	40,045	63,969
Consumer | Personal unsecured loans | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	21,996	41,673
Consumer | Personal unsecured loans | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	18,049	22,296
Consumer | Personal unsecured loans | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	452,480	1,651,758
Consumer | Other consumer
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	18,306	35,173
Amortized Cost > 90 Days and Accruing	0	0
Consumer | Other consumer | Total Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	1,068	1,224
Consumer | Other consumer | 30-89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	863	1,078
Consumer | Other consumer | 90 Days or Greater
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	205	146
Consumer | Other consumer | Current
Financing Receivable, Past Due [Line Items]
Total Financing Receivables	$ 17,238	$ 33,949